Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 23, 2012	Sep. 25, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 19,846	$ 3,808	$ 16,592	$ 104	$ (16,028)
Adjustments to reconcile net income to net cash provided by operating activities
Deferred income tax benefit	0	(592)	(1,815)	0	(1,133)
Depreciation and amortization	8,237	7,600	10,089	9,788	10,001
Stock compensation expense	27	0
Amortization of deferred financing costs	177	625	491	691	642
Allowance for doubtful accounts	13	120	92	45	(281)
Joint venture (earnings) loss	(832)	(681)	(587)	(529)	528
Loss on disposal of fixed assets	406	1	10	167	600
Dividend expense on mandatorily redeemable preferred stock and preferred equity interests	7,892	17,143	22,857	20,779	18,890
Other non-cash changes, net	704	(594)	(141)	1,435	0
Changes in operating assets and liabilities
Accounts receivable	(974)	(2,947)	(7,713)	(3,050)	(954)
Other receivables	(105)	(382)	(754)	179	1,392
Inventories	(18,832)	(8,924)	(8,662)	(18,867)	10,546
Prepaid expenses and other current assets	(765)	(739)	(847)	(462)	2,236
Other assets	850	1,503	1,687	631	1,218
Prepaid income taxes	(4,888)	0
Accounts payable	4,530	5,762	4,498	4,786	(5,135)
Accrued expenses	1,180	(46)	4,101	3,154	(1,442)
Income tax payable	(4,324)	(2,755)	(765)	1,307	125
Other liabilities	840	246	883	20	189
Total adjustments	(5,864)	15,340	23,424	20,074	37,422
Net cash provided by operating activities	13,982	19,148	40,016	20,178	21,394
CASH FLOWS FROM INVESTING ACTIVITIES
Capital expenditures	(14,123)	(10,487)	(14,542)	(6,416)	(3,541)
Net cash used in investing activities	(14,123)	(10,487)	(14,542)	(6,416)	(3,541)
CASH FLOWS FROM FINANCING ACTIVITIES
Payments on revolving credit facility	(12,000)	0	0	(9,000)	0
Payments of long-term debt	0	(6,000)	(12,000)	(12,000)	(17,000)
Proceeds from issuance of common stock			0	0	10,000
Proceeds from issuance of common stock, net of underwriters’ discounts and commissions	264,091	0
Issuance of shareholder loans for sale of common stock			0	0	(254)
Payments received on stockholder loans	0	76	247	7	0
Payments for deferred financing costs			0	(606)	(909)
Payments for repurchase of preferred shares and preferred equity interests	(259,321)	0
Repurchase of common stock	(4,700)	0
Payments for offering costs	(4,272)	0	(138)	0	0
Net cash used in financing activities	(16,202)	(5,924)	(11,891)	(21,599)	(8,163)
Effect of exchange rate changes on cash			(57)	(215)	194
Net increase (decrease) in cash and cash equivalents	(16,339)	2,783	13,526	(8,052)	9,884
Cash and cash equivalents at beginning of period	32,735	19,209	19,209	27,261	17,377
Cash and cash equivalents at end of period	16,396	21,992	32,735	19,209	27,261
Supplemental disclosures of cash flow information:
Noncash investing activity--property, plant and equipment obligations	3,532	3,359	2,170	2,525	1,807
Noncash financing activity--offering costs obligations			1,858	0	0
Cash paid for interest			1,738	3,798	8,870
Cash paid for income taxes			$ 21,980	$ 13,462	$ 4,158